FINANCIAL RISK MANAGEMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jul. 09, 2020
IndoStar Capital Finance Limited | Business services
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans receivable			$ 1,122
IndoStar Capital Finance Limited | Business services | Financial instruments purchased or originated credit-impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans receivable			37
IndoStar Capital Finance Limited | Business services | 12-month expected credit losses
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans receivable			$ 1,085
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Marketable securities	$ 6,217	$ 5,257
Impact of 10% change in value of investments on Equity	622	526
Impact of 10% change in value of investments on Comprehensive Income	622	526
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10 basis point increase in interest rates on net income	3
Impact of 10 basis point decrease in interest rates on net income	3
Impact of 10 basis point increase in interest rates on other comprehensive income	8
Impact of 10 basis point decrease in interest rates on other comprehensive income	10
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds and debentures held	4,620	4,314
Credit risk | AAA Credit Rating
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds and debentures held	1,925	1,870
Credit risk | A or AA Credit Rating
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds and debentures held	2,162	$ 2,050
Credit risk | B or BB credit rating
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds and debentures held	$ 533